Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar. 11, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2022